Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 12,167,658	$ 13,650,071
Account receivables, net	645,530	1,047,809
Advance to suppliers	0	44,105
Inventories, net	180,774	193,738
Prepaid expenses and other current assets, net	423,284	3,475,714
TOTAL CURRENT ASSETS	13,417,246	18,411,437
NON-CURRENT ASSETS
Goodwill on acquisitions	73,676,370	73,676,370
Property and equipment, net	8,762,072	10,194,930
Land use right, net	1,185,530	1,269,436
Intangible assets, net	375,151	423,272
Right-of-use assets	0	13,107
TOTAL NON-CURRENT ASSETS	83,999,123	85,577,115
TOTAL ASSETS	97,416,369	103,988,552
CURRENT LIABILITIES
Account payables	405,331	878,429
Contract liabilities	0	7,772,227
Short-term bank loans	31,519	20,784
Taxes payable	1,346,780	1,354,965
Due to a related party	2,848,203	390,550
Lease liability	0	10,887
Loans from third parties	2,013,776	975,716
Accrued expenses and other current liabilities	6,336,987	8,584,892
TOTAL CURRENT LIABILITIES	12,982,596	19,988,450
NON-CURRENT LIABILITY
Contingent consideration	21,515,801	21,515,801
TOTAL LIABILITY	34,498,397	41,504,251
SHAREHOLDERS' EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 31,598,333 shares issued and outstanding at June 30, 2023 and December 31, 2022, respectively	31,598	31,598
Additional paid-in capital	63,191,010	63,191,010
Statutory reserve	1,083,661	1,006,384
Accumulated deficits	(1,529,271)	(1,828,205)
Accumulated other comprehensive income	140,974	83,514
Total shareholders' equity	62,917,972	62,484,301
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 97,416,369	$ 103,988,552